Vanguard Global ex-US Real Estate Index Fund Expense Example, No Redemption - Institutional Prospectus [Member] - Vanguard Global ex-US Real Estate Index Fund - Institutional Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	60
Expense Example, No Redemption, 5 Years	87
Expense Example, No Redemption, 10 Years	$ 166